COMMITMENTS AND CONTINGENCIES (Details Textual)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Dalin Xinding [Member] USD ($)
Schedule of Lease and Other commitments [Line Items]
Commitment To Provide Interest Free Loan To Shareholders					$ 3,300,000
Operating Leases, Rent Expense	$ 120,203	738,200	$ 231,646	1,459,140